Net intangible assets and goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 98,765	$ 103,896
Total accumulated amortization	(63,683)	(63,245)
Subtotal	35,082	40,651
Goodwill	5,939	7,078
Net intangible assets including goodwill	41,021	47,729
Total amortization expense	11,310	10,297	$ 8,976
Estimated aggregate amortization expense for 2019	14,557
Estimated aggregate amortization expense for 2020	10,395
Estimated aggregate amortization expense for 2021	3,428
Estimated aggregate amortization expense for 2022	1,232
Estimated aggregate amortization expense for 2023	1,154
Estimated aggregate amortization expense for 2024 and thereafter	4,316
Brazil
Finite-Lived Intangible Assets [Line Items]
Goodwill	4,280	5,013
Chile
Finite-Lived Intangible Assets [Line Items]
Goodwill	1,073	1,209
Ecuador
Finite-Lived Intangible Assets [Line Items]
Goodwill	273	273
Argentina
Finite-Lived Intangible Assets [Line Items]
Goodwill	226	350
Colombia
Finite-Lived Intangible Assets [Line Items]
Goodwill	87	59
Peru
Finite-Lived Intangible Assets [Line Items]
Goodwill	0	174
Computer software cost
Finite-Lived Intangible Assets [Line Items]
Total cost	69,700	72,717
Initial franchise fees
Finite-Lived Intangible Assets [Line Items]
Total cost	14,614	15,572
Reacquired franchised rights
Finite-Lived Intangible Assets [Line Items]
Total cost	12,511	13,667
Letter of credit fees
Finite-Lived Intangible Assets [Line Items]
Total cost	940	940
Others
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 1,000	$ 1,000